Shareholders' Equity (Details) - Schedule of Warrants Outstanding and Exercisable	6 Months Ended
Sep. 30, 2023 USD ($) $ / shares shares
Schedule of Warrants Outstanding and Exercisable [Abstract]
Warrants, beginning balance | shares	6,340,000
Weighted Average Exercise Price Outstanding, beginning balance | $ / shares	$ 3
Aggregate Intrinsic Value, beginning balance | $
Warrants, ending balance | shares	6,340,000
Weighted Average Exercise Price Outstanding, ending balance | $ / shares	$ 3
Aggregate Intrinsic Value, ending balance | $
Warrants exercisable, warrants | shares	6,340,000
Weighted Average Exercise Price, exercisable | $ / shares	$ 3
Aggregate Intrinsic Value, exercisable | $
Warrants, Issued | shares
Aggregate Intrinsic Value, Issued | $
Warrants, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Aggregate Intrinsic Value, Exercised | $
Warrants, Expired | shares
Weighted Average Exercise Price, Expired | $ / shares
Aggregate Intrinsic Value, Expired | $